Fair Value Measurement - Summary of Assets and Liabilities Measured Or Disclosed At Fair Value (Details) - Fair Value, Measurements, Recurring - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Assets
Short-term investments fair value	¥ 68,378
Total	68,378
Total (losses) gains	5,507
Liabilities
Purchase consideration payables	15,784	¥ 15,725
Contingent consideration	1,800	1,800
Total	17,584	17,525
Level 3
Liabilities
Purchase consideration payables	15,784	15,725
Contingent consideration	1,800	1,800
Total	¥ 17,584	¥ 17,525